TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade, other receivables and other assets by type

	US Dollars
Figures in millions	2025	2024	2023
		Revised (1)	Revised (1)

Non-current
Deferred consideration asset (financial assets)	64	—	—
Prepayments	8	7	14
Recoverable tax, rebates, levies and duties	173	192	198
Other receivables (financial assets)	4	14	—
	249	213	212

Current
Trade receivables (financial assets)	122	47	25
Deferred consideration asset (financial assets)	46	—	—
Prepayments	63	59	41
Recoverable tax, rebates, levies and duties	183	145	119
Dividend receivable from Kibali joint venture	—	55	—
Other receivables (financial assets)	12	50	8
	426	356	193

Total trade, other receivables and other assets	675	569	405

There is a concentration risk of recoverability in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. The Group uses probability weighted discounting models together with the expected timing of recovery of these refunds to quantify the current fair value and related discounting effects which are updated at each reporting period.
Timing of the recoverability and the resultant probabilities is updated based on several factors including ongoing correspondence and meetings with the relevant authorities and income taxes available for off-sets, if applicable. A reasonable possible change in the risk-free discount rate and/or expected timing of recovery used in the weighted probability model would not have a material impact on the fair value recognised.

These values are summarised as follows:
Recoverable value added tax (2)	206	215	229
Appeal deposits	85	70	51
(1) Contingent considerations of $48m for 2024 (2023: $48m) that were previously reported as part of trade receivables and other assets are now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified.
(2)  Geita Gold Mining Limited in Tanzania VAT receivable balance was $171m (2024: $163m; 2023: $153m).